Sales Incentives - Sales Deductions and Product Returns (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015	Mar. 31, 2014
Accounts Receivable Reserves [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		$ (237,347)		$ (183,368)	$ (117,203)
Provision recorded for current period sales		(1,471,902)	[1]	(1,216,381)	(621,760)
Credits processed/Payments		1,417,850		1,162,402	555,595
Ending balance		(291,399)		(237,347)	(183,368)
Accounts Receivable Reserves [Member] | Chargebacks [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(64,119)		(46,919)	(22,792)
Provision recorded for current period sales		(1,032,248)	[1]	(772,584)	(310,355)
Credits processed/Payments		969,638		755,384	286,228
Ending balance		(126,729)		(64,119)	(46,919)
Accounts Receivable Reserves [Member] | Rebates and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(173,228)		(136,449)	(94,411)
Provision recorded for current period sales		(439,654)	[1]	(443,797)	(311,405)
Credits processed/Payments		448,212		407,018	269,367
Ending balance		(164,670)		(173,228)	(136,449)
Current Liabilities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(165,082)		(107,330)	(77,398)
Provision recorded for current period sales		(125,798)	[1]	(159,758)	(110,989)
Credits processed/Payments		136,532		102,006	81,057
Ending balance		(154,348)		(165,082)	(107,330)
Current Liabilities [Member] | Returns [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		(109,765)		(64,144)	(49,701)
Provision recorded for current period sales		(25,228)	[1]	(85,990)	(47,209)
Credits processed/Payments		41,073		40,369	32,766
Ending balance		(93,920)		(109,765)	(64,144)
Current Liabilities [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	[2]	(55,317)		(43,186)	(27,697)
Provision recorded for current period sales	[2]	(100,570)	[1]	(73,768)	(63,780)
Credits processed/Payments	[2]	95,459		61,637	48,291
Ending balance	[2]	$ (60,428)		$ (55,317)	$ (43,186)

[1]	Includes immaterial amounts of reversals of provisions recorded for prior years’ sales.
[2]	Includes indirect rebates and amounts due to customers